As filed with the Securities and Exchange Commission on August 20, 1997
                                           Registration No. 33-46203*
==========================================================================
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                            ___________________

                    POST-EFFECTIVE AMENDMENTS NO. 5 TO
                                 FORM S-6
                 FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT
                     TRUSTS REGISTERED ON FORM N-8B-2
                            ___________________

A.    Exact Name of Trust:
                         NATIONAL MUNICIPAL TRUST,
                                Series 148
                           Multistate Series 50


B.    Name of depositor:
                    PRUDENTIAL SECURITIES INCORPORATED

C.    Complete address of depositor's principal executive office:
                             One Seaport Plaza
                             199  Water Street
                         New York, New York 10292

D.    Name and complete address of agent for service:
                                                   Copy to:
       LEE B. SPENCER, JR., ESQ.             KENNETH W. ORCE, ESQ.
   PRUDENTIAL SECURITIES INCORPORATED       CAHILL GORDON & REINDEL
             One Seaport Plaza                  80 Pine Street
             199 Water Street              New York, New York 10005
          New York, New York 10292

It is proposed that this filing will become effective (check appropriate box.)
 ___
/  / immediately upon filing on (date) pursuant to
      paragraph (b);
 ___
/X / on August 20, 1997 pursuant to paragraph (b);
 ___
/__/ 60 days after filing pursuant to paragraph (a);
 ___
/__/ on (date) pursuant to paragraph (a) of rule 485.
_______________
* This Registration Statement combines two Registration Statements (File Nos. 33-46203 and 33-46202) pursuant to Rule 429.

CUSIPS: 63701H839R;63701H847R                                        MAIL CODE A

Prospectus--PART A

NOTE: PART A of this Prospectus may not be distributed unless accompanied by Part B.
--------------------------------------------------------------------------------
                                              NATIONAL MUNICIPAL TRUST
NMT                                           Series 148
                                              Multistate Series 50
--------------------------------------------------------------------------------

The initial public offering of Units in each Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the secondary market.

The objectives of each Trust are the providing of interest income which, in the opinion of counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder), through investment in a fixed portfolio consisting primarily of long-term (or intermediate term) state, municipal and public authority debt obligations, and the conservation of capital. In addition, in the opinion of bond counsel to the issuers of the obligations, the interest income on the obligations held by the underlying unit investment trust composing Multistate Series 50 designated as the New York Trust (Insured (Intermediate Term)) (the 'New York Trust (Insured (Intermediate Term))' or the 'State Trust') (the 'Trusts' or the 'Trust' or the 'Insured Trust' as the context requires), is exempt from state and any local income taxes to individual Unit Holders resident in the State for which the State Trust is named. There is, of course, no guarantee that the Trusts' objectives will be achieved. The value of the Units of each Trust will fluctuate with the value of the portfolio of underlying Securities. Each municipal bond in the Insured Trust is covered by an irrevocable insurance policy as a result of which the Units of the Insured Trust were rated 'AAA' by Standard & Poor's Corporation as of the Date of Deposit. Insurance guaranteeing the scheduled payment of principal of and interest on the Securities in the New York Trust (Insured (Intermediate Term)) to the maturity of such Securities has been obtained at the cost of the issuer at the time of issuance. No representation is made as to the insurers' ability to meet their commitments. The Securities in Series 148 are not insured. The Securities in the Trusts are not insured by The Prudential Insurance Company of America. The Prospectus indicates the extent to which interest income of each Trust is subject to alternative minimum tax under the Internal Revenue Code of 1986, as amended. See 'Schedule of Portfolio Securities' and 'Portfolio Summary.'

                            Minimum Purchase: 1 Unit

PUBLIC OFFERING PRICE of the Units of each Trust is equal to the aggregate bid side evaluation of the underlying Securities in each Trust's Portfolio divided by the number of Units outstanding in such Trust, plus a sales charge as set forth in the table herein. (See Part B--'Public Offering of Units--Volume Discount.') Units are offered at the Public Offering Price plus accrued interest. (See Part B--'Public Offering of Units.')

--------------------------------------------------------------------------------
Sponsor:
                                                  Prudential Securities (LOGO)
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
Please read and retain                                  Prospectus dated
this Prospectus for future reference                    August 31, 1997

                            NATIONAL MUNICIPAL TRUST
                                   Series 148
                              Multistate Series 50
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                      Page
Summary.................................................................................   Part A      A-i
Summary of Essential Information........................................................              A-iv
Independent Auditors' Report............................................................               A-1
Statement of Financial Condition........................................................               A-2
Schedule of Portfolio Securities........................................................               A-7
The Trust...............................................................................   Part B        1
     Portfolio Summary..................................................................                 2
     Insurance on the Securities in the Portfolio of an Insured Trust--General..........                 9
     Insurance on the Securities in the Portfolio of an Insured Trust--Insurers.........                 9
     Objectives and Securities Selection................................................                14
     Estimated Annual Income Per Unit...................................................                14
Tax Status..............................................................................                15
Public Offering of Units................................................................                18
     Public Offering Price..............................................................                18
     Public Distribution................................................................                19
     Secondary Market...................................................................                20
     Sponsor's and Underwriters' Profits................................................                20
     Secondary Market Sales Charge......................................................                20
     Volume Discount....................................................................                21
     Employee Discount..................................................................                21
Exchange Option.........................................................................                21
     Tax Consequences...................................................................                23
Reinvestment Program....................................................................                23
Expenses and Charges....................................................................                23
     Expenses...........................................................................                23
     Fees...............................................................................                23
     Other Charges......................................................................                25
Rights of Unit Holders..................................................................                25
     Certificates.......................................................................                25
     Distribution of Interest and Principal.............................................                25
     Reports and Records................................................................                27
     Redemption.........................................................................                27
Sponsor.................................................................................                28
     Limitations on Liability...........................................................                29
     Responsibility.....................................................................                30
     Resignation........................................................................                30
Trustee.................................................................................                30
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Evaluator...............................................................................                31
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Amendment and Termination of the Indenture..............................................                32
     Amendment..........................................................................                32
     Termination........................................................................                32
Legal Opinions..........................................................................                32
Auditors................................................................................                32
Bond Ratings............................................................................                32

--------------------------------------------------------------------------------

This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

No person is authorized to give any information or to make any representations with respect to this investment company not contained herein; and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

                                    SUMMARY

    National Municipal Trust, Series 148 ('National Trust (Uninsured)') and Multistate Series 50 which consists of one underlying unit investment trust designated as the New York Trust (Insured (Intermediate Term)) (the 'New York Trust (Insured (Intermediate Term))' or the 'State Trust') (the 'Trusts' or the 'Trust' or the 'Insured Trust' as the context requires) are composed of interest-bearing municipal bonds (the 'Securities'). The Securities in the State Trust are issued primarily by or on behalf of the State for which the State Trust is named and counties, municipalities, authorities and political subdivisions thereof. The interest on these bonds, in the opinion of bond counsel to the issuing governmental authorities is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder) and, as respects the underlying State Trust, exempt from State and any local income taxes to individual Unit Holders resident in the State for which the State Trust is named.

    INSURANCE guaranteeing the scheduled payments of principal of and interest on the Securities in the portfolio of the Insured Trust has been obtained by the issuer at the cost of the issuer at the time of issuance of the Securities from AMBAC Indemnity Corporation ('AMBAC'), Capital Guaranty Insurance Company ('CGIC'), Financial Security Assurance ('FSA'), Municipal Bond Insurance Association ('MBIA'), Municipal Bond Investors Assurance Corporation ('MBIAC'), and/or Financial Guaranty Insurance Company ('Financial Guaranty' or 'FGIC') (singularly, each an 'Insurance Company' and, collectively, the 'Insurance Companies'). (See Part B--'The Trust--Insurance on the Securities in the Portfolio of an Insured Trust'). As a result of the insurance, the Securities and the Units of the Insured Trust have received a rating of 'AAA' by Standard & Poor's Corporation. There can be no assurance that Units of the Insured Trust will retain this 'AAA' rating. There is, of course, no guarantee that the objectives of the Insured Trust will be achieved since an issuer may be unable to meet its principal and interest payment obligations and, in such event, the Insurance Company involved may be unable to satisfy its insurance obligation. Insurance is not a substitute for the basic credit of an issuer, but supplements the issuer's existing credit and provides additional security therefor. NO REPRESENTATION IS MADE AS TO THE ABILITY OF THE INSURANCE COMPANIES TO MEET THEIR COMMITMENTS.

    MONTHLY DISTRIBUTIONS of principal, premium, if any, and interest received by each Trust will be made on or shortly after the twenty-fifth day of each month to Unit Holders of record as of the immediately preceding Record Date. (See Part B--'Rights of Unit Holders--Distribution of Interest and Principal.') Alternatively, Unit Holders may elect to have their distributions reinvested in the Reinvestment Program of the Sponsor, as, if and when such program is available to Unit Holders. (See Part B--'Reinvestment Program.')

    THE SPONSOR, although not obligated to do so, presently intends to maintain a secondary market for the Units in each Trust based on the aggregate bid side evaluation of the underlying Securities, as more fully described under Part B--'Public Offering of Units--Secondary Market--Public Offering Price.' If such a market is not maintained, a Unit Holder may be able to dispose of his Units only through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See Part B--'Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.')

    SPECIAL CONSIDERATIONS. An investment in Units of each Trust should be made with an understanding of the risks which an investment in fixed rate long-term (or intermediate term) debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. Insurance obtained by the Security issuer does not guarantee the market value of the Securities or the value of the Units. Any such insurance obtained by the issuer may be considered to represent an element of market value in regard to the Securities thus insured. The insurance on the Securities in the New York Trust (Insured (Intermediate Term)) does not protect Unit Holders from the risk that the
                                      A-i
value of the units may decline. (See Part B--'The Trust--Portfolio Summary.') The ratings of the Securities set forth in Part A--'Schedule of Portfolio Securities' may have declined due to, among other factors (including a decline in the creditworthiness of an insurer in the case of an insured trust which may also result in a decline in the 'AAA' rating of the units of an insured trust), a decline in creditworthiness of the issuer of said Securities.

    Note: In Part B 'Rights of Unit Holders--Distribution of Interest and Principal,' the Minimum Principal Distribution Amount is amended to read $1.00 per Unit.

    Note: The seventh paragraph on page B-7 in Part B is amended to delete such paragraph and replace it with the following:

    The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, prior to 1996, Section 936 of the Internal Revenue Code generally provided deferral of Federal income taxes for U.S. companies operating on the island until profits are repatriated. Section 936 was repealed by the Small Business Job Protection Act of 1996. It is expected that the repeal of Section 936 will have a strongly negative impact on Puerto Rico's economy.

    Note: The second paragraph in Part B 'Sponsor' is amended to delete such paragraph and replace it with the following:

    Prudential Securities is distributor for series of Prudential Government Securities Trust, The BlackRock Government Income Trust, Command Government Fund, Command Money Fund, Command Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Distressed Securities Fund, Inc., Prudential Diversified Bond Fund, Inc., Prudential Dryden Fund, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., The Global Government Plus Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., The Global Total Return Fund, Inc., Prudential Government Income Fund, Prudential High Yield Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Jennison Series Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Small Companies Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Utility Fund, Inc. and Prudential World Fund, Inc.

    Note: In Part B 'Trustee' the location of the unit investment trust office of The Chase Manhattan Bank is amended to read 4 New York Plaza, New York, New York 10004.

Portfolio Summary

   National Trust (Uninsured)

    The Portfolio contains 14 issues of Securities of issuers located in 10 states and two in Puerto Rico. One of the issues (1.8%* of the Trust) is a general obligation of a governmental entity and is backed by the general taxing powers of that entity. The remaining issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: airport facilities: 13.9%* of the Trust; education facilities: 6.1%* of the Trust; health and hospital facilities: 37.4%* of the Trust; housing facilities: 26.9%* of the Trust; utility facilities: 7.2%* of the Trust; special tax bonds: 6.7%* of the Trust. The Trust is concentrated in health and hospital facilities Securities and housing facilities Securities.

    The Portfolio also contains Securities representing 21.1%* of the Trust (single-family housing securities) which are subject to the requirements of
Section 103A of the Internal Revenue Code of 1954, as amended, or Section 143 of the Internal Revenue Code of 1986.

    Approximately 21.1%* of the Securities in the Trust also contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period which typically does not exceed three years from the date of issuance of such Securities.

------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on July 23, 1997.

    51.3%* of the Securities in the Trust are rated by Standard & Poor's Corporation (16.4%* being rated AAA, 14.2%* being rated AA, 7.9%* being rated A and 12.8%* being rated BBB) and 48.7%* of the Securities in the Trust are rated by Moody's Investors Service (6.7%* being rated Aaa, 12.9%* being rated Aa, 15.2%* being rated A and 13.9% being rated Baa). For a description of the meaning of the applicable rating symbols as published by Standard & Poor's and Moody's, see Part B--'Bond Ratings.' It should be emphasized, however, that the ratings of Standard & Poor's and Moody's represent their opinions as to the quality of the Securities which they undertake to rate and that these ratings are general and are not absolute standards of quality.

    Seven Securities in the Trust have been issued with an 'original issue discount.' (See Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 9.1% of the aggregate principal amount of the Securities in the Trust (although only 3.1%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

   Alternative Minimum Tax

    As of the date of the Summary of Essential Information, the Sponsor's affiliate, The Prudential Investment Corporation, estimates that 39.1% of the estimated annual income per Unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes (See 'Tax Status' and 'Schedule of Portfolio Securities').

    The Sponsor participated as sole underwriter or manager or member of underwriting syndicates from which approximately 7.8%* of the Trust was acquired.

   New York Trust (Insured (Intermediate Term))

    The Portfolio contains 10 issues of Securities of issuers located in the State of New York. Four of the issues (37.2%* of the Trust) are general obligations of governmental entities and are backed by the general taxing powers of those entities. The remaining issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: lease facilities: 23.9%* of the Trust; transportation facilities: 38.9%* of the Trust. The Trust is concentrated in general obligations and transportation facilities Securities.

    100%* of the Securities in the Trust are rated AAA by Standard & Poor's Corporation. For a description of the meaning of the applicable rating symbols as published by Standard & Poor's see Part B--'Bond Ratings'. It should be emphasized, however, that the ratings of Standard & Poor's represent its opinion as to the quality of the Securities which it undertakes to rate and that these ratings are general and are not absolute standards of quality.

    Five Securities in the Trust have been issued with an 'original issue discount.' (See Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 6.0% of the aggregate principal amount of the Securities in the Trust (although only 4.4%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

    The Securities in the Trust are insured to maturity by the insurance obtained by the issuer from the following insurance companies: FGIC: 15.3%*;
FSA: 10.5%*; MBIA: 74.2%*.

   Alternative Minimum Tax

    As of the date of the Summary of Essential Information, the Sponsor's affiliate, The Prudential Investment Corporation, estimates that 12.0% of the estimated net annual income per Unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes (see 'Tax Status' and 'Schedule of Portfolio Securities').

    The Sponsor participated as sole underwriter or manager or member of underwriting syndicates from which approximately 21.4%* of the Trust was acquired.
------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on July 23, 1997.

                        SUMMARY OF ESSENTIAL INFORMATION

                            NATIONAL MUNICIPAL TRUST
                                   SERIES 148
                                  (UNINSURED)
                              As of July 23, 1997

FACE AMOUNT OF SECURITIES.......................... $9,190,000.00
NUMBER OF UNITS....................................      9,944.00
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/9,944th
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Securities in
    the Trust...................................... $9,363,769.43
  Divided by 9,944 Units........................... $      941.65
  Plus sales charge of 4.743% of Public Offering
    Price (4.979% of net amount invested in
    Securities).................................... $       46.88
                                                    -------------
  Public Offering Price per Unit(2)(4)............. $      988.53
                                                    -------------
                                                    -------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $46.88 less than Public Offering
  Price per Unit)(4)............................... $      941.65
                                                    -------------
                                                    -------------
MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.25 per
  $1,000 face amount of underlying Securities.

PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--90.8%; at par--0%; at a discount from par--9.2%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: The Trust must be terminated no later than one year after the maturity date of the latest maturing
  Security listed under the Trust's Schedule of Portfolio
  Securities.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $4,000,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: May 5, 1992(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $63.39
  Less estimated annual expenses per Unit(3).....................................................    (1.58)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $61.81
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.05
Daily Rate of Income Accrual per Unit............................................................   $.1717
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     6.25%
Estimated Long-Term Return(6)....................................................................    4.089%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 5.15
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of July 23, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to July 28, 1997, the expected date of settlement for the purchase of Units on July 23, 1997 was $16.54.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.
                                      A-iv

                        SUMMARY OF ESSENTIAL INFORMATION
                            NATIONAL MUNICIPAL TRUST
                              MULTISTATE SERIES 50
                                 NEW YORK TRUST
                         (INSURED (INTERMEDIATE TERM))
                              As of July 23, 1997
                   STANDARD & POOR'S CORPORATION RATING: AAA

FACE AMOUNT OF SECURITIES.......................... $4,280,000.00
NUMBER OF UNITS....................................      4,294.00
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/4,294th
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Securities in
    the Trust...................................... $4,549,751.85
  Divided by 4,294 Units........................... $    1,059.56
  Plus sales charge of 3.075% of Public Offering
    Price (3.173% of net amount invested in
    Securities).................................... $       33.62
                                                    -------------
  Public Offering Price per Unit(2)(4)............. $    1,093.18
                                                    -------------
                                                    -------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $33.61 less than Public Offering
  Price per Unit)(4)............................... $    1,059.56
                                                    -------------
                                                    -------------
MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.05 per
  $1,000 face amount of underlying Securities.

PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--94.0%; at par--0%; at a discount from par--6.0%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: The Trust must be terminated no later than one year after the maturity date of the latest maturing
  Security listed under the Trust's Schedule of Portfolio
  Securities.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $1,824,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: May 5, 1992(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $60.05
  Less estimated annual expenses per Unit(3).....................................................    (1.69)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $58.36
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.05
Daily Rate of Income Accrual per Unit............................................................   $.1621
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     5.34%
Estimated Long-Term Return(6)....................................................................    3.270%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................     4.86
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of July 23, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to July 28, 1997, the expected date of settlement for the purchase of Units on July 23, 1997 was $15.96.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.
                                      A-v

Risk Factors

    Potential purchasers of the Units of the New York Trust should consider the fact that the New York Trust's portfolio consists primarily of securities issued by the State of New York (the 'State') or its municipalities or authorities and realize the substantial risks associated with an investment in such securities.

    The Sponsor believes the information summarized below describes some of the more significant aspects of the New York Trust. The sources of such information are the official statements of issuers. While the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

   New York State

    The 1996-97 Executive Budget proposes $3.9 billion in actions to balance the 1996-97 Financial Plan. Before reflecting any actions proposed by the Governor to restrain spending, General Fund disbursements for 1996-97 were projected at $35 billion, an increase of $2.3 billion or 7 percent from 1995-96. This increase would have resulted from growth in Medicaid, inflationary increases in school aid, higher fixed costs such as pensions and debt service, collective bargaining agreements, inflation, and the loss of non-recurring resources that offset spending in 1995-96. Receipts would have been expected to fall by $1.6 billion. This reduction would have been attributable to modest growth in the State's economy and underlying tax base, the loss of non-recurring revenues available in 1995-96 and implementation of previously enacted tax reduction programs.

    In recent years, State actions affecting the level of receipts and disbursements, as well as the relative strength of the State and regional economy, actions of the Federal government and other factors, have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the cost of maintaining or increasing the level of support for State programs. The 1995-96 enacted budget combines significant tax and program reductions which will, in the current and future years, lower both the recurring receipts base (before the effect of any economic stimulus from such tax reductions) and the historical annual growth in state program spending. Notwithstanding these changes, the State can expect to continue to confront structural deficits in future years.

    The 1995-96 State Financial Plan includes actions that will have an effect on the budget outlook for State fiscal year 1996-97 and beyond. The net amount of nonrecurring resources used in the 1995-96 State Financial Plan is estimated by the Division of the Budget at over $600 million. In addition to this use of nonrecurring resources, the 1995-96 State Financial Plan reflects actions that will directly affect the State's 1996-97 fiscal year baseline receipts and disbursements. The three-year plan to reduce State personal income taxes will decrease State tax receipts by an estimated $1.7 billion in State fiscal year 1996-97, in addition to the amount of reduction in State fiscal year 1995-96. Further significant reductions in the personal income tax are scheduled for the 1997-98 State fiscal year. Other tax reductions enacted in 1994 and 1995 are estimated to cause an additional reduction in receipts of over $500 million in 1996-97, as compared to the level of receipts in 1995-96. Similarly, many actions taken to reduce disbursements in the State's 1995-96 fiscal year are expected to provide greater reductions in State fiscal year 1996-97. These include actions to reduce the State work force, reduce Medicaid and welfare expenditures and slow community mental hygiene program development.

    The net impact of these and other factors is expected to produce a potential imbalance in receipts and disbursements in State fiscal year 1996-97. The Governor has indicated that in the 1996-97 Executive Budget he will propose to close this potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions.

    To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. To correct recurring budgetary imbalances, the State would need to take significant actions to align recurring receipts and disbursements in future fiscal years. There can be no assurance, however that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

    The State is a defendant in numerous legal proceedings and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1995-96 fiscal year or thereafter.

    The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, can vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State but also by entities, such as the federal government, that are outside the State's control.

Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projections.

    From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

   New York City

    The fiscal health of the State is closely related to the fiscal health of its localities, particularly The City of New York (the 'City'), which has required and continues to require significant financial assistance from the State which financial assistance could be affected by State revenue short-falls or spending increases beyond its projections. For each of its 1981 through 1995 fiscal years, the City, as required by State law, achieved balanced operating results, in accordance with GAAP.

    The New York State Financial Emergency Act for The City of New York (the 'Financial Emergency Act'), among other things, established the New York State Financial Control Board (the 'Control Board') to oversee the City's financial affairs. The City operates under a four-year financial plan which is prepared annually and is updated quarterly. The City submits its financial plans as well as the updates quarterly to the Control Board for its review. The Municipal Assistance Corporation for The City of New York ('MAC') and the Office of the State Deputy Comptroller for The City of New York ('OSDC') assist the Control Board in exercising its powers and responsibilities and exercise various monitoring functions relating to the City's financial position.

    During recent fiscal years, as a result of the slowing economy, the City experienced significant shortfalls from earlier projections in almost all of its major tax sources, and was required to take exceptional measures to close substantial budget gaps in order to maintain balanced budgets. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base. The City's Financial Plan for the 1996-99 fiscal years sets forth actions to close a projected budget gap of $3.1 billion for the 1996 fiscal year. The Financial Plan also outlines projected budget gaps of $2.0 billion, $3.3 billion and $4.1 billion for the 1997 through 1999 fiscal years, respectively.

    As of June 30, 1995, the City estimated that its potential future liability on account of outstanding claims against it amounted to approximately $2.5 billion and while the outcome of the proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the 1996-1999 Financial Plan.

    On July 10, 1995, Standard and Poor's revised its rating of City bonds downward to 'BBB+' and continued its negative rating outlook assessment. In February 1991, Moody's Investors Service lowered its rating on the City's general obligation bonds from 'A' to 'Baa1.'

    Over the long term, serious potential economic problems may continue to aggravate State and local financial conditions. For decades, the State economy has grown more slowly than the nation as a whole, resulting in the gradual erosion of the State's relative economic affluence and tax base, and the relocation of certain manufacturing operations and executive offices outside the State. The causes of this relative decline are varied and complex, in many cases involving national and international developments beyond the State's control. Part of the reason for the long-term relative decline in the State economy has been attributed to the combined state and local tax burden, which is among the highest in the nation. The existence of this tax burden limits the State's ability to impose higher taxes in the event of future financial difficulties.

    If during the existence of the New York Trust, the City, the State, or any of its agencies or municipalities, because of its or their own financial difficulties, become unable to meet regular commitments or if there should be a default, moratorium or other interruption of payments of interest or principal on any obligation issued by the City, the State, or a municipality or other authority in New York State, the market value and marketability of Bonds in the New York Trust, the asset value of Units of the New York Trust and the interest income to the New York Trust, could be adversely affected.

   New York Tax Status

    In the opinion of Messrs. Cahill Gordon & Reindel, special New York counsel on New York tax matters, as of the date of this Prospectus, under existing law:

        Interest on the underlying debt obligations which is exempt from tax under the laws of the State and City of New York when received by the New York Trust will retain its status as tax-exempt interest to its Unit Holders. (Interest on the underlying obligations in the New York Trust is, however, not excludable from income in determining the amount of the income-based (i) New York State franchise taxes on business and financial corporations or (ii) the New York City general corporation tax and the New York City financial corporation tax.) The minimum income taxes imposed by New York State and New York City on individuals, estates and trusts exclude from their taxable bases the Federal tax preference item with respect to tax-exempt interest.

        Non-residents of New York City will not be subject to the City personal income tax on gains derived with respect to their Units. Non-residents of the State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or City resident should determine his basis and holding period for his Units in the same manner for New York State and City personal income tax purposes as for Federal income tax purposes.
                                     A-viii

<AUDIT-REPORT>


                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
NATIONAL MUNICIPAL TRUST
SERIES 148 (Uninsured)
MULTISTATE SERIES 50
  consisting of:
    New York Trust (Insured (Intermediate Term))

We have audited the statements of financial condition and schedules of portfolio securities of the National Municipal Trust, Series 148 (Uninsured) and Multistate Series 50 consisting of the New York Trust (Insured (Intermediate Term)) as of April 30, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of April 30, 1997 as shown in the statements of financial condition and schedules of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the National Municipal Trust, Series 148 (Uninsured) and Multistate Series 50 consisting of the New York Trust (Insured (Intermediate Term)) as of April 30, 1997, and the results of their operations and the changes in their net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

July 15, 1997
New York, New York

</AUDIT-REPORT>
                                    A-1

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 148
                                       (UNINSURED)

                                      April 30, 1997

                                      TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $8,921,518) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                             $9,258,847

Accrued interest receivable                                                    180,492

Cash                                                                             1,053

           Total                                                             9,440,392

                                 LIABILITY AND NET ASSETS
Less Liability:

   Accrued Trust fees and expenses                                               2,871

Net Assets:

   Balance applicable to 10,000 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus net unrealized market appreciation
        of $337,329                                             $9,258,847

      Undistributed net investment income (Note (b))               178,674

           Net assets                                                       $9,437,521

Net asset value per Unit ($9,437,521 divided by 10,000 Units)                $  943.75

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 148
                                       (UNINSURED)

                                                         For the year ended April 30,
                                                          1997        1996     1995
Investment income - interest                            $654,614    $665,905  $682,693

Less Expenses:

   Trust fees and expenses                                15,524      15,812    16,209

           Total expenses                                 15,524      15,812    16,209

           Investment income - net                       639,090     650,093   666,484

Net gain on investments:

   Realized loss on securities sold or redeemed           (3,295)     (4,792)   (5,826)

   Net unrealized market appreciation                      9,364     210,575    71,962

           Net gain on investments                         6,069     205,783    66,136

Net increase in net assets resulting from operations    $645,159    $855,876  $732,620

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 148
                                       (UNINSURED)

                                                      For the years ended April 30,
                                                      1997         1996       1995

Operations:

   Investment income - net                         $  639,090   $  650,093   $ 666,484

   Realized loss on securities sold or redeemed        (3,295)      (4,792)     (5,826)

   Net unrealized market appreciation                   9,364      210,575      71,962

           Net increase in net assets resulting
             from operations                          645,159      855,876     732,620

Less Distributions to Unit Holders:

   Principal                                         (140,000)    (265,000)   (220,000)

   Investment income - net                           (623,700)    (636,500)   (654,400)

           Total distributions                       (763,700)    (901,500)   (874,400)

Net decrease in net assets                           (118,541)     (45,624)   (141,780)

Net assets:

   Beginning of year                                9,556,062    9,601,686   9,743,466

   End of year (including undistributed net
     investment income of $178,674, $177,397 and
     $177,002, respectively)                       $9,437,521   $9,556,062  $9,601,686

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 148
                                (UNINSURED)

                               April 30, 1997

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (May 5, 1992) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 148
                                (UNINSURED)

                               April 30, 1997

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (May 5, 1992) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of April 30, 1997 follows:

       Original cost to investors                               $10,085,316
       Less:  Gross underwriting commissions (sales charge)        (479,100)
       Net cost to investors                                      9,606,216
       Cost of securities sold or redeemed                         (746,694)
       Net unrealized market appreciation                           337,329
       Accumulated interest accretion                                61,996
       Net amount applicable to investors                       $ 9,258,847

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                            For the years ended April 30,
                                             1997        1996        1995

       Interest income                     $ 65.46     $ 66.59      $ 68.27
       Expenses                              (1.56)      (1.58)       (1.63)
       Investment income - net               63.90       65.01        66.64
       Income distributions                 (62.37)     (63.65)      (65.44)
                                              1.53        1.36         1.20
       Principal distributions              (14.00)     (26.50)      (22.00)
       Realized loss on securities
         sold or redeemed                     (.33)       (.48)        (.58)
       Net unrealized market apprecia-
         tion                                 .94        21.06         7.20
       Net decrease in net asset value     (11.86)       (4.56)      (14.18)
       Net asset value - beginning
         of year                           955.61       960.17       974.35
       Net asset value - end of year      $943.75      $955.61      $960.17

                                        A-6

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                       NATIONAL MUNICIPAL TRUST
                                              SERIES 148
                                             (UNINSURED)

                                            April 30, 1997


Port-                                                                                                   Optional
folio                                 Rating       Face       Coupon   Maturity    Sinking Fund        Refunding        Market
 No.        Title of Securities        <F1>        Amount       Rate       Date    Redemptions<F3>     Redemptions<F2>   Value
                                                                                                                        <F4><F5>
 1.  City of Miami, Florida,
     Health Facilities Authority,
     Hospital Revenue Refunding
     Bonds, Series 1988A (Mercy
     Hospital Project).                A3<F7>  $1,000,000     8.125%   08/01/11    08/01/01@100      08/01/98@102    $1,058,560

 2.  Illinois Educational
     Facilities Authority, Reve-
     nue Bonds, DePaul Univers-
     ity, Series 1989A.  <F8>          A-        190,000     7.375    04/01/19   04/01/10@100       04/01/99@102       203,454

 3.  Illinois Housing Develop-
     ment Authority, Multi-Family
     Housing Bonds, 1991 Series
     A.                                A+        500,000     8.250    07/01/16   07/01/11@100       07/01/01@102       536,825

 4.  City of New Orleans,
     Louisiana, General Obliga-
     tion Refunding Bonds, Series
     1991, AMBAC Insured.              AAA       500,000     0.000    09/01/17   NONE               NONE               152,655

 5.  Louisiana Public Facili-
     ties Authority, Single-
     Family Mortgage Purchase
     Bonds, Series 1991.               Aa<F7>    630,000     7.375    10/01/12   NONE               10/01/01@103       656,473

 6.  Maine Educational Loan
     Authority, Educational Loan
     Revenue Bonds, Series 1992A.
     <F6>                              A<F7>     340,000     7.150    12/01/16   12/01/08@100       12/01/02@102       361,022

 7.  New York Local Government
     Assistance Corporation,
     Series 1992A. <F8>                Aaa<F7>   600,000     6.875    04/01/19   04/01/13@100       04/01/02@102       663,174

 8.  Tulsa Industrial Author-
     ity, Hospital Revenue Bonds,
     (Tulsa Regional Medical
     Center), Series 1991A.  <F8>      AAA     1,200,000     7.625    06/01/17   06/01/07@100       06/01/01@102     1,344,600

 9.  The Hospitals and Higher
     Education Facilities Author-
     ity of Philadelphia, Hospi-
     tal Revenue Bonds, Series A
     and B of 1991 (Graduate
     Health System Obligated
     Group).                           BBB+    1,000,000     7.250    07/01/18   07/01/11@100       07/01/02@102     1,034,110

10.  Puerto Rico Electric
     Power Authority, Power Reve-
     nue Bonds, Series O 1989.         BBB+      295,000     0.000    07/01/17   NONE               NONE                90,945

11.  Puerto Rico Electric
     Power Authority, Power Reve-
     nue Refunding Bonds, Series
     N 1989.                           BBB+       65,000     0.000    07/01/17   NONE               NONE                19,458

12.  Rhode Island Housing and
     Mortgage, Finance Corpora-
     tion, Homeownership Oppor-
     tunity Bonds.  <F6>               AA+     1,250,000     7.550    10/01/22   04/01/06@100       06/03/01@102     1,317,975

13.  Dallas-Fort Worth Inter-
     national Airport Facility
     Improvement Corporation,
     American Airlines, Inc.
     Revenue Bonds, Series 1990.
     <F6>                              Baa2<F7> 1,200,000     7.500    11/01/25   11/01/10@100       11/01/00@102     1,275,156

14.  Public Utility District
     No. 1 of Chelan County,
     Washington, Chelan Hydro
     Consolidated System Revenue
     Bonds, Series 1991A.  <F6>        Aa3(7)    500,000     7.600    07/01/25   NONE               07/01/03@100       544,440

                                               $9,270,000                                                            $9,258,847

                                See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                               SERIES 148
                              (UNINSURED)

                             April 30, 1997

<F1> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F2> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F3> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on that date.

<F4> The market value of the Securities as of April 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on that date.

<F5> At April 30, 1997, the net unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation            $360,874
       Gross unrealized market depreciation             (23,545)
       Net unrealized market appreciation              $337,329

    The amortized cost of the Securities for Federal income tax purposes was $8,921,518 at April 30, 1997.

<F6> In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturing on December 1 will pay interest semiannually on June 1 and December 1. See "Tax Status" in Part B of this Prospectus.

<F7> Moody's Investors Service, Inc. Rating.

<F8> The Issuers of Portfolio Nos. 2, 7 and 8 have indicated that they will refund these Securities on their respective optional redemption dates.
                                  A-8

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 50
                                      NEW YORK TRUST
                              (INSURED (INTERMEDIATE TERM))

                                      April 30, 1997

                                      TRUST PROPERTY

Investments in municipal bonds at market value (amortized cost
  $4,311,052) (Note (a) and Schedule of Portfolio Securities
  Notes (4) and (5))                                                        $4,463,582

Accrued interest receivable                                                     56,044

Cash                                                                            14,318

           Total                                                             4,533,944

                                 LIABILITY AND NET ASSETS

Less Liability:

   Accrued Trust fees and expenses                                               3,335


Net Assets:

   Balance applicable to 4,294 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market appreciation
        of $152,530                                             $4,463,582

      Undistributed principal and net investment income
        (Note (b))                                                  67,027

           Net assets                                                       $4,530,609

Net asset value per Unit ($4,530,609 divided by 4,294 Units)                 $1,055.10

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 50
                                      NEW YORK TRUST
                              (INSURED (INTERMEDIATE TERM))

                                                         For the years ended April 30,
                                                          1997        1996       1995
Investment income - interest                            $273,043    $280,678  $283,114

Less Expenses:

   Trust fees and expenses                                 7,422       7,654     7,753

           Total expenses                                  7,422       7,654     7,753

           Investment income - net                       265,621     273,024   275,361

Net (loss) gain on investments:

   Realized gain on securities sold or redeemed            5,652       9,294      -

   Unrealized market (depreciation) appreciation         (66,578)     27,820    (7,225)

           Net (loss) gain on investments                (60,926)     37,114    (7,225)

Net increase in net assets resulting from operations    $204,695    $310,138  $268,136

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 50
                                      NEW YORK TRUST
                              (INSURED (INTERMEDIATE TERM))

                                                      For the years ended April 30,
                                                      1997         1996        1995
Operations:

   Investment income - net                         $  265,621   $  273,024   $ 275,361

   Realized gain on securities sold or redeemed         5,652        9,294       -

   Net unrealized market (depreciation) apprecia-
     tion                                             (66,578)      27,820      (7,225)

           Net increase in net assets resulting
             from operations                          204,695      310,138     268,136

Less Distributions to Unit Holders:

   Investment income - net                           (254,812)    (261,388)   (264,298)

          Total distributions                        (254,812)    (261,388)   (264,298)

Less Capital Share Transactions:

   Redemption of 156 Units and 110 Units,
     respectively                                    (163,396)    (117,477)       -

   Accrued interest on redemption                      (2,285)      (1,636)       -

          Total capital share transactions           (165,681)    (119,113)       -

Net (decrease) increase in net assets                (215,798)     (70,363)      3,838

Net assets:

   Beginning of year                                4,746,407    4,816,770   4,812,932

   End of year (including undistributed principal
     and net investment income of $67,027, and
     undistributed net investment income of
     $66,150 and $70,012, respectively)            $4,530,609   $4,746,407  $4,816,770

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 50
                               NEW YORK TRUST
                       (INSURED (INTERMEDIATE TERM))

                               April 30, 1997

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (May 5, 1992) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 50
                               NEW YORK TRUST
                       (INSURED (INTERMEDIATE TERM))

                               April 30, 1997

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (May 5, 1992) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of April 30, 1997 follows:

       Original cost to investors                              $4,713,428
       Less:  Gross underwriting commissions (sales charge)      (188,556)
       Net cost to investors                                    4,524,872
       Cost of Securities sold or redeemed                       (266,582)
       Unrealized market appreciation                             152,530
       Accumulated interest accretion                              52,762
       Net amount applicable to investors                      $4,463,582

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each year:

                                         For the years ended April 30,
                                             1997        1996        1995
       Net investment income distribu-
         tions during year                $   58.18   $   57.99   $   57.96

       Net asset value at end of year     $1,055.10   $1,066.61   $1,056.31

       Trust Units outstanding at end of
         year                                 4,294       4,450       4,560

                                        A-13

                              SCHEDULE OF PORTFOLIO SECURITIES

                                  NATIONAL MUNICIPAL TRUST
                                    MULTISTATE SERIES 50
                                       NEW YORK TRUST
                                (INSURED (INTERMEDIATE TERM))

                                       April 30, 1997

Port-                                                                                                   Optional
folio                                  Rating      Face       Coupon   Maturity    Sinking Fund        Refunding        Market
 No.      Title of Securities <F7>      <F1>      Amount       Rate       Date    Redemptions<F3>    Redemptions<F2>    Value
                                                                                                                       <F4><F5>
 1.  City of Buffalo, New York,
     Series 1992 A and B, MBIA
     Insured.                           AAA     $  405,000    6.100%   04/01/03    NONE              04/01/02@102    $  428,628

 2.  City of Buffalo, New York,
     Series 1992 A and B, MBIA
     Insured.                           AAA        250,000    6.100    04/01/03   NONE               04/01/02@102       264,585

 3.  Dormitory Authority of the
     State of New York, College
     and University Education
     Loan, Revenue Bonds, 1992
     Issue, MBIA Insured.  <F6>         AAA        500,000    6.200    07/01/01   NONE               NONE               523,435

 4.  New York City Educational
     Construction Fund, Revenue
     Bonds, 1989 Series A, MBIA
     Insured.  <F8>                     AAA        515,000    6.875    04/01/01   NONE               10/01/99@101.5     550,514

 5.  New York State Thruway
     Authority, Emergency High-
     way, Construction and Recon-
     struction Bonds, 1992 Series
     A, FSA Insured.                    AAA        445,000    6.000    01/01/02   NONE               NONE               465,363

 6.  Niagara Falls Bridge Com-
     mission, Toll Bridge System
     Revenue Bonds, Series 1992,
     FGIC Insured. <F8>                 AAA        450,000    6.000    10/01/03   NONE               10/01/02@102       482,216

 7.  The City of New York, Gen-
     eral Obligation Bonds, Fis-
     cal 1990, Series H, MBIA
     Insured.                           AAA        710,000    7.200    08/01/02   NONE               08/01/00@101.5     770,478

 8.  The City of New York, Gen-
     eral Obligation Bonds, Fis-
     cal 1992, Series D, FGIC
     Insured.                           AAA        255,000    0.000    02/01/03   NONE               NONE               191,936

 9.  Triborough Bridge and Tun-
     nel Authority, Special Obli-
     gation Refunding Bonds,
     Series 1991A, MBIA Insured.        AAA        750,000    6.200    01/01/01   NONE               NONE               786,427

                                                $4,280,000                                                           $4,463,582

                             See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                          MULTISTATE SERIES 50
                             NEW YORK TRUST
                     (INSURED (INTERMEDIATE TERM))

                             April 30, 1997

<F1> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F2> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F3> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on that date.

<F4> The market value of the Securities as of April 30, 1997 was determined by the Evaluator on the basis of bid side evaluations for the Securities on that date.

<F5> At April 30, 1997, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation            $152,530
       Gross unrealized market depreciation                -
       Unrealized market appreciation                  $152,530

    The amortized cost of the Securities for Federal income tax purposes was $4,311,052 at April 30, 1997.

<F6> In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturing on December 1 will pay interest semiannually on June 1 and December 1. See "Tax Status" in Part B of this Prospectus.

<F7> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company for the Securities. The "AAA" ratings on these Securities are based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity. No premium is payable therefore by the Trust.

<F8> The Issuers of Portfolio Nos. 4 and 6 have indicated that they will refund these Securities on their respective optional redemption dates.

(MODULE)
  [NAME]      NMT-PUT-PTB-996
  [CIK]       0000941856
  [CCC]       3ttrjz#m
(/MODULE)

            This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

            The facing sheet on Form S-6.

            The Prospectus.

            Signatures.

                                      UNDERTAKING

                  The Sponsor undertakes that it will not instruct the
            Trustee to accept from (i) Financial Guaranty Insurance Company, Municipal Bond Insurance Association or any other insurance company affiliated with Sponsor, in settlement of any claim, less than an amount sufficient to pay any principal or interest (and, in the case of a taxability redemption, premium) then due on any Security in accordance with the municipal bond guaranty insurance policy attached to such Security or (ii) any affiliate of the the Sponsor who has any obligation with respect to any Security, less than the full amount due pursuant to the obligation, unless such instructions have been approved by the Securities and Exchange Commission pursuant to Rule 17d-1 under the Investment Company Act of 1940.
            The following Exhibits:

         ****Ex-3.(i)  -    Restated Certificate of Incorporation of
                              Prudential Securities Incorporated dated
                              March 29, 1993.
       *****Ex-3.(ii)  -    Revised By-Laws of Prudential Securities
                              Incorporated as amended through June 21,
                              1997.
                +Ex-4  -    Trust Indenture and Agreement dated
                              September 6, 1989.
               *Ex-23  -    Consent of Kenny S&P Evaluation Services, a
                              division of J.J. Kenny Co., Inc. (as
                              evaluator).
             ***Ex-24  -    Powers of Attorney executed by a majority of
                              the Board of Directors of Prudential
                              Securities Incorporated.
               *Ex-27  -    Financial Data Schedule for Series 148.
             *Ex-27.1  -    Financial Data Schedule for Multistate
                              Series 50 (New York).
                Ex-99       Information as to Officers and Directors of
                              Prudential Securities Incorporated is
                              incorporated by reference to Schedules A and D of Form BD filed by Prudential Securities Incorporated pursuant to Rules l5b1-1 and l5b3-1 under the Securities Exchange Act of 1934 (1934 Act File No. 8-16267).

            **Ex-99.2  -    Affiliations of Sponsor with other investment
                              companies.
            **Ex-99.3  -    Broker's Blanket Policies, Standard Form No. 14
                              in the aggregate amount of $62,500,000.
             +Ex-99.4  -    Investment Advisory Agreement.
_________________________

        *   Filed herewith.

       ** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Prudential Unit Trusts, Insured Tax-Exempt Series 1,
            Registration No. 6-89263.

      *** Incorporated by reference to exhibits of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust Series 172, Registration No. 33-54681 and National Equity Trust, Top Ten Portfolio Series 3, Registration No. 333-15919.

     **** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Government Securities Equity Trust Series 5, Registration No. 33-57992.

    ***** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 186, Registration No. 33-54697.

        + Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Insured Series 43, Registration No. 33-29314.

                                SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, National Municipal Trust, Series 148 and Multistate Series 50 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendments thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 19th day of August, 1997.

                         NATIONAL MUNICIPAL TRUST,
                         Series 148
                         Multistate Series 50
                           (Registrant)

                         By PRUDENTIAL SECURITIES INCORPORATED
                              (Depositor)

                         By the following persons,* who
                            constitute a majority of the
                            Board of Directors of Prudential
                            Securities Incorporated

                                   Alan D. Hogan
                                   A. Laurence Norton, Jr.
                                   Leland B. Paton
                                   Martin Pfinsgraff
                                   Vincent T. Pica II
                                   Hardwick Simmons
                                   Lee B. Spencer, Jr.


                         By __/s/ Kenneth Swankie    ___
                               (Kenneth Swankie,
                               Senior Vice President,
                               Manager--Unit Investment
                               Trust Department,
                               as authorized
                               signatory for Prudential Securities
                               Incorporated and Attorney-
                               in-Fact for the persons
                               listed above)
_____________________

*    Pursuant to Powers of Attorney previously filed.

                            CONSENT OF COUNSEL

          The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 5 to the Registration Statement.

                      CONSENT OF INDEPENDENT AUDITORS

We consent to the use of our report, dated July 15, 1997, accompanying the financial statements of the National Municipal Trust, Series 148 (Uninsured) and Multistate Series 50 consisting of the New York Trust (Insured (Intermediate Term)) included herein and to the reference to our Firm as experts under the heading "Auditors" in the prospectus which is a part of this registration statement.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

August 18, 1997
New York, New York